Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2018	2017
Accrued construction in progress	$—	$515
Accrued payroll and related benefits	1,008	493
Accrued clinical trial costs	271	—
Accrued operating expenses	719	450
Accrued financing costs	284	—
Accrued office lease	127	104
Accrued interest	2	2
Total accrued liabilities	$2,411	$1,564